February 21, 2020
VIA EDGAR
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Guggenheim Variable Funds Trust (File Nos. 811-02753 and 002-59353) (the "Trust")
Ladies and Gentlemen:
On behalf of the Trust, attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 101 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of the purpose of making certain changes to the Series’ Prospectus and Statement of Additional Information.
On behalf of the Trust, we hereby undertake to file an additional post-effective amendment to the Trust’s registration statement to respond to any comments with respect to this filing, add any additional non-material disclosure that may be required to complete the registration statement and file any appropriate exhibits.
No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451 or James V. Catano at Dechert LLP at 202.261.3376.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust